Note 20 - Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Note 20 - Borrowings

20        Borrowings

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Non-current
Bank borrowings	315,884	40,896
Costs of issue of debt	(145)	(16)
	315,739	40,880
Current
Bank borrowings	303,170	781,258
Bank overdrafts	98	24
Costs of issue of debt	-	(10)
	303,268	781,272
Total Borrowings	619,007	822,152

The maturity of borrowings is as follows:

(all amounts in thousands of U.S. dollars)

	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2020
Borrowings	303,268	104,147	207,595	3,997	-	-	619,007
Total borrowings	303,268	104,147	207,595	3,997	-	-	619,007

Interest to be accrued (*)	9,829	5,068	1,014	22	-	-	15,933
Total	313,097	109,215	208,609	4,019	-	-	634,940

	1 year or less	1 - 2 years	2 – 3 years	3 - 4 years	4 - 5 years	Over 5 years	Total
At December 31, 2019
Borrowings	781,272	17,307	23,573	-	-	-	822,152
Total borrowings	781,272	17,307	23,573	-	-	-	822,152

Interest to be accrued (*)	11,370	1,045	117	-	-	-	12,532
Total	792,642	18,352	23,690	-	-	-	834,684

 (*) Includes the effect of hedge accounting.

Significant borrowings include:

			In million of U.S. dollars
Disbursement date	Borrower	Type	Original & Outstanding	Final maturity
2020	Maverick	Bilateral	50	2021
2020	Maverick	Bilateral	75	2022
2020	Tamsa	Bilateral	60	2023
2020	Tamsa	Bilateral	80	2023
2020	Tamsa	Bilateral	60	2023
2020	SSPC	Multiple Banks	81	2021 - 2024

As of December 31, 2020, Tenaris was in compliance with all of its covenants.

The weighted average interest rates before tax shown below were calculated using the rates set for each instrument in its corresponding currency as of December 31, 2020 and 2019, considering hedge accounting where applicable.

	2020	2019
Total borrowings	2.51%	3.18%

Breakdown of long-term borrowings by currency and rate is as follows:

Non-current borrowings

(all amounts in thousands of U.S. dollars)		Year ended December 31,
Currency	Interest rates	2020	2019
USD	Variable	274,600	-
USD	Fixed	17,936	18,370
SAR	Fixed	20,902	16,106
EUR	Fixed	1,828	5,108
EUR	Variable	473	1,296
Total non-current borrowings		315,739	40,880

Breakdown of short-term borrowings by currency and rate is as follows:

Current borrowings

(all amounts in thousands of U.S. dollars)		Year ended December 31,
Currency	Interest rates	2020	2019
USD	Variable	67,823	17,092
USD	Fixed	2,322	274,799
EUR	Variable	1,015	80
EUR	Fixed	3,886	3,772
MXN	Fixed	147,997	424,964
ARS	Fixed	3,699	86
SAR	Variable	37,776	35,666
SAR	Fixed	38,750	24,797
Others	Variable	-	16
Total current borrowings		303,268	781,272

Borrowings evolution

	Year ended December 31, 2020
(all amounts in thousands of U.S. dollars)	Non current	Current
At the beginning of the year	40,880	781,272
Translation differences	266	(487)
Proceeds and repayments, net	234,455	(478,913)
Interests accrued less payments	426	(12,016)
Reclassifications	(12,940)	12,940
Increase due to business combinations	52,652	398
Overdrafts variation	-	74
At the end of the year	315,739	303,268